Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2024		$ 607,200	$ (609,758)	$ 22,586	$ 20,028
Balance shares at Dec. 31, 2024	45,518,000
Net loss			(89,931)		(89,931)
Foreign currency translation adjustment				(1,872)	(1,872)
Balance at Dec. 31, 2025		607,200	(699,689)	20,714	(71,775)
Balance shares at Dec. 31, 2025	45,518,000
Net loss			(7,876)		(7,876)
Foreign currency translation adjustment				(1,992)	(1,992)
Balance at Jun. 30, 2026		$ 607,200	$ (707,565)	$ 18,722	$ (81,643)
Balance shares at Jun. 30, 2026	45,518,000